Income Taxes Unrecognized Tax Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 4,191	$ 3,893
Tax positions related to current year:
Additions	0	0
Reductions	0	0
Tax positions related to prior years:
Additions	506	520
Reductions	0	0
Settlements with taxing authorities	0	0
Lapses in statutes of limitations	(188)	(222)
Ending balance	$ 4,509	$ 4,191